Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Property Plant And Equipment [Abstract]
Summary of Property, Plant and Equipment
	2020			2019
	Land and buildings £m	Fixtures and equipment £m	Total £m	Land and buildings £m	Fixtures and equipment £m	Total £m
Cost
At start of year	213	602	815	223	640	863
Acquisitions	—	3	3	1	—	1
Capital expenditure	4	39	43	5	42	47
Disposals	(7)	(111)	(118)	(8)	(59)	(67)
Exchange translation differences	(4)	(6)	(10)	(8)	(21)	(29)
At end of year	206	527	733	213	602	815
Accumulated depreciation
At start of year	143	492	635	146	519	665
Charge for the year	9	51	60	9	49	58
Disposals	(7)	(111)	(118)	(7)	(59)	(66)
Exchange translation differences	(2)	(4)	(6)	(5)	(17)	(22)
At end of year	143	428	571	143	492	635
Net book amount	63	99	162	70	110	180